DERIVATIVE LIABILITIES	9 Months Ended
Dec. 31, 2022
Derivative Instruments and Hedging Activities Disclosure [Abstract]
DERIVATIVE LIABILITIES

NOTE 11: DERIVATIVE LIABILITIES

The Company issued Units consisting of Series C preferred stock and Warrants in a PIPE financing (see Note 12) and a Note payable (see Note 10) in two transactions (“Derivative Instruments”). The Series C as well as the conversion option on the Note payable contained characteristics that required the Company to classify them as derivative liabilities. The Derivative Instruments have been accounted for utilizing ASC 815 “Derivatives and Hedging.” The Company has incurred a liability for the estimated fair value of Derivative Instruments. The estimated fair value of the Derivative Instruments has been calculated using the Black-Scholes fair value option-pricing model with key input variables provided by management, as of the date of issuance, with changes in fair value recorded as gains or losses on revaluation in other income (expense).

The Company identified embedded features in some of the agreements which were classified as liabilities. These embedded features included a variable conversion price that would convert those instruments into a variable number of common shares. The accounting treatment of derivative financial instruments requires that the Company treat the instrument as liability and record the fair value of the instrument as derivatives as of the inception date of the instrument and to adjust the fair value of the instrument as of each subsequent balance sheet date.

As discussed in Note 10, the Company entered into a Note payable that the conversion option was classified as a derivative liability. In addition, as discussed in Note 12, the Company entered into a PIPE transaction whereby they issued Series C and Warrants, whereby the Series C may be converted into common stock at a variable conversion price that required the Company to classify the Series C as a derivative liability.

The Company determined the derivative liabilities to be a Level 3 fair value measurement and used the Black-Scholes pricing model to calculate the fair value as of December 31, 2022. The Black-Scholes model requires six basic data inputs: the exercise or strike price, time to expiration, the risk-free interest rate, the current stock price, the estimated volatility of the stock price in the future, and the dividend rate.

Changes to these inputs could produce a significantly higher or lower fair value measurement. The fair value of each warrant is estimated using the Black-Scholes valuation model. The following assumptions were used on December 31, 2022, March 31, 2022 and at inception:

	Nine Months Ended December 31, 2022	Year Ended March 31, 2022	Inception
Expected term	0.70 – 0.75 years	-	0.75 years
Expected volatility	113 - 172%	-	113% – 160%
Expected dividend yield	-	-	-
Risk-free interest rate	4.64 – 4.73%	-	4.64%
Market price	$0.40 – $1.43	-

The Company’s remaining derivative liabilities as of December 31, 2022, March 31, 2022 and inception associated with the offerings are as follows.

	December 31, 2022 (unaudited)	March 31, 2022	Inception
Fair value of 190.2726308 shares of Series C Preferred Stock (see Note 12)	$2,253,621	$-	$3,337,025
Fair value of Warrants issued in connection with Series C Preferred Stock (see Note 12)	9,185,546	-	11,544,312
Fair value of conversion option on convertible note payable (see Note 10)	914,374	-	923,956
	$12,353,541	$-

Activity related to the derivative liabilities for the nine months ended December 31, 2022 is as follows:

Beginning balance as of March 31, 2022	$-
Issuances of Series C Preferred Stock and Warrants – derivative liabilities	14,881,337
Bifurcation of conversion option on convertible note payable	923,956
Change in fair value of derivative liabilities	(3,451,752)
Ending balance as of December 31, 2022	$12,353,541

The change in fair value of the derivative liability of $(3,451,752) includes $1,083,404 that was a change in the value of the preferred stock for the nine months ended December 31, 2022.

There were no derivative liabilities in the nine months ended December 31, 2021.